Other Comprehensive Loss - Other Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of other comprehensive loss
Balance at the beginning of the period	$ 624,000,000	$ 673,000,000	$ 855,000,000
Other comprehensive income (loss) before reclassifications	2,000,000	42,000,000
Tax expense	0	0
Amounts reclassified from accumulated other comprehensive loss, gross	13,000,000	14,000,000
Tax expense	0	0
Other comprehensive income (loss), net of tax	15,000,000	56,000,000	(12,000,000)
Balance at the end of the period	568,000,000	624,000,000	673,000,000
Amounts attributable to Venator
Components of other comprehensive loss
Balance at the beginning of the period	(329,000,000)	(385,000,000)	(373,000,000)
Other comprehensive income (loss), net of tax	15,000,000	56,000,000	(12,000,000)
Balance at the end of the period	(314,000,000)	(329,000,000)	(385,000,000)
Foreign currency translation adjustment
Components of other comprehensive loss
Balance at the beginning of the period	(19,000,000)	(97,000,000)
Other comprehensive income (loss) before reclassifications	(37,000,000)	78,000,000
Tax expense	0	0
Amounts reclassified from accumulated other comprehensive loss, gross	0	0
Tax expense	0	0
Other comprehensive income (loss), net of tax	(37,000,000)	78,000,000
Balance at the end of the period	(56,000,000)	(19,000,000)	(97,000,000)
AOCI tax attributable to parent	0	0	0
Pension and other postretirement benefits adjustments, net of tax
Components of other comprehensive loss
Balance at the beginning of the period	(306,000,000)	(295,000,000)
Other comprehensive income (loss) before reclassifications	40,000,000	(25,000,000)
Tax expense	0	0
Amounts reclassified from accumulated other comprehensive loss, gross	13,000,000	14,000,000
Tax expense	0	0
Other comprehensive income (loss), net of tax	53,000,000	(11,000,000)
Balance at the end of the period	(253,000,000)	(306,000,000)	(295,000,000)
AOCI tax attributable to parent	50,000,000	50,000,000	50,000,000
Other comprehensive income of unconsolidated affiliates
Components of other comprehensive loss
Balance at the beginning of the period	(5,000,000)	(5,000,000)
Other comprehensive income (loss) before reclassifications	0	0
Tax expense	0	0
Amounts reclassified from accumulated other comprehensive loss, gross	0	0
Tax expense	0	0
Other comprehensive income (loss), net of tax	0	0
Balance at the end of the period	(5,000,000)	(5,000,000)	(5,000,000)
Hedging instruments
Components of other comprehensive loss
Balance at the beginning of the period	1,000,000	12,000,000
Other comprehensive income (loss) before reclassifications	(1,000,000)	(11,000,000)
Tax expense	0	0
Amounts reclassified from accumulated other comprehensive loss, gross	0	0
Tax expense	0	0
Other comprehensive income (loss), net of tax	(1,000,000)	(11,000,000)
Balance at the end of the period	0	1,000,000	12,000,000
Total
Components of other comprehensive loss
Balance at the beginning of the period	(329,000,000)	(385,000,000)
Other comprehensive income (loss) before reclassifications	2,000,000	42,000,000
Tax expense	0	0
Amounts reclassified from accumulated other comprehensive loss, gross	13,000,000	14,000,000
Tax expense	0	0
Other comprehensive income (loss), net of tax	15,000,000	56,000,000
Balance at the end of the period	(314,000,000)	(329,000,000)	(385,000,000)
Amounts attributable to noncontrolling interests
Components of other comprehensive loss
Balance at the beginning of the period	0	0
Other comprehensive income (loss) before reclassifications	0	0
Tax expense	0	0
Amounts reclassified from accumulated other comprehensive loss, gross	0	0
Tax expense	0	0
Other comprehensive income (loss), net of tax	0	0
Balance at the end of the period	$ 0	$ 0	$ 0